Schedule of Revenue by Source (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Total revenue	$ 3,706,436	$ 1,634,669	$ 10,582,470	$ 5,127,018	$ 8,514,272	$ 15,224,454
Equipment and Systems Sales [Member]
Product Information [Line Items]
Total revenue	3,523,948	1,481,961	9,933,313	4,575,855	7,730,371	13,692,863
Engineering and Other Services [Member]
Product Information [Line Items]
Total revenue	110,538	114,160	464,269	402,837	568,131	1,239,130
Shipping and Handling [Member]
Product Information [Line Items]
Total revenue	$ 71,950	$ 38,548	$ 184,888	$ 148,326	$ 215,770	$ 292,461